Major restructuring costs	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Major restructuring costs
10. Major restructuring costs

Within the Pharmaceuticals sector, the highly regulated manufacturing operations and supply chains and long lifecycle of the business mean that restructuring programmes, particularly those that involve the rationalisation or closure of manufacturing or R&D sites, are likely to take several years to complete.
Major restructuring costs are those related to specific Board-approved Major restructuring programmes, including integration costs following material acquisitions, which are structural and are of a significant scale where the costs of individual or related projects exceed £25 million.

The existing Combined restructuring and integration programme incorporates the previous Major Change programme, the Pharmaceuticals restructuring programme and the restructuring and integration programme following the Novartis transaction in 2015. This programme is now substantially complete.
In July 2018, the Board-approved a Major restructuring programme, designed to significantly improve the competitiveness and efficiency of the Group’s cost base with savings delivered primarily through supply chain optimisation and reductions in administrative costs.
 In February 2019, the
Board-approved a new Major restructuring programme to generate synergies from the integration of the Pfizer consumer healthcare business into GSK’s Consumer Healthcare business.
The total restructuring costs of £1,105 million in 2019 were incurred in the following areas:

•	Manufacturing site restructuring, including at Worthing, United Kingdom and Cork, Ireland

•	Restructuring following the integration of the Pfizer consumer healthcare business into GSK Consumer Healthcare

•	Restructuring of the Pharmaceutical and Consumer Healthcare supply chains leading to simplification of the operating model and improved resource allocation

•	Continued transformation of central functions, including GSK technology platforms and interfaces, to deliver greater digital synergies, simplification of applications and staff reductions.
The analysis of the costs charged to operating profit under these programmes was as follows:

	2019 £m	2018 £m	2017 £m
Increase in provision for Major restructuring programmes (see Note 31 )	345	450	259
Amount of provision reversed unused (see Note 31 )	(148)	(99)	(43)
Impairment losses recognised	521	130	278
Other non-cash charges	99	72	247
Other cash costs	288	256	315

	1,105	809	1,056
Provision reversals of £148 million (2018 – £99 million, 2017 – £43 million) reflect ed
provision
releases for the
C
ombined restructuring and integration programme. Asset impairments of £521 million and other non-cash
charges of £99 million principally comprise
d
fixed asset write-downs across manufacturing and research facilities and accelerated depreciation where asset lives in R&D and manufacturing have been shortened as a result of the
M
ajor restructuring programmes. All other charges have been or will be settled in cash and include the termination of leases, site closure costs, consultancy and project management costs
.
The analysis of Major restructuring charges by programme was as follows:

			2019
	Cash £m	Non-cash £m	Total £m
2018 major restructuring programme (including Tesaro)	227	572	799
Consumer Healthcare Joint Venture integration programme	248	4	252
Combined restructuring and integration programme	10	44	54

	485	620	1,105
The analysis of Major restructuring charges by income statement line was as follows:

	2019 £m	2018 £m	2017 £m
Cost of sales	658	443	545
Selling, general and administration	332	315	248
Research and development	114	49	263
Other operating expense	1	2	—

	1,105	809	1,056